Report of Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lapse rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	$ (282)	$ (277)
Effect on CSM due to decrease in risk variable	297	290
Effect on profit after tax (net) due to increase in risk variable	(21)	(24)
Effect on profit after tax (net) due to decrease in risk variable	23	29
Effect on total equity (net) due to increase in risk variable	(30)	(24)
Effect on total equity (net) due to decrease in risk variable	$ 36	$ 29
Mortality and/or morbidity rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5.00%	5.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	5.00%	5.00%
Effect on CSM due to increase in risk variable	$ (92)	$ (87)
Effect on CSM due to decrease in risk variable	102	87
Effect on profit after tax (net) due to increase in risk variable	(16)	(11)
Effect on profit after tax (net) due to decrease in risk variable	14	16
Effect on total equity (net) due to increase in risk variable	(20)	(11)
Effect on total equity (net) due to decrease in risk variable	$ 23	$ 16
Expense rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	$ (66)	$ (68)
Effect on CSM due to decrease in risk variable	68	67
Effect on profit after tax (net) due to increase in risk variable	(11)	(6)
Effect on profit after tax (net) due to decrease in risk variable	12	11
Effect on total equity (net) due to increase in risk variable	(15)	(6)
Effect on total equity (net) due to decrease in risk variable	$ 15	$ 11